CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 8,128,597	$ 9,940,917	$ 10,261,046
Cost of revenue	7,499,373	8,872,146	9,193,430
Gross profit	629,224	1,068,771	1,067,616
Selling and administrative expense	253,389	287,927	311,441
Intangibles amortization	7,806	19,621	26,857
Equity (earnings) loss	(5,736)	7,665	1,374
Goodwill impairment	0	453,100	0
Loss on net assets sold and intangible assets impairment (Note 4)	148,148	1,052,751	0
Other operating expense (income), net	2,407	10,641	(1,895)
Integration related costs	0	0	26,356
Income (loss) from continuing operations	223,210	(762,934)	703,483
Interest expense	(7,938)	(7,702)	(5,731)
Interest income	11,792	6,980	7,220
Income (loss) from continuing operations before taxes	227,064	(763,656)	704,972
Income tax benefit (expense)	61,381	155,003	(201,053)
Net income (loss) from continuing operations	288,445	(608,653)	503,919
Net (loss) income from discontinued operations (Note 5)	(528,268)	178,692	132,206
Net income (loss) from continuing operations	(239,823)	(429,961)	636,125
Less: Net income attributable to noncontrolling interests ($2,187, $2,511 and $1,876 related to discontinued operations)	(73,346)	(74,454)	(92,518)
Net (loss) income attributable to CB&I	$ (313,169)	$ (504,415)	$ 543,607
Net (loss) income attributable to CB&I per share (Basic):
Continuing operations, Basic (dollars per share)	$ 2.11	$ (6.37)	$ 3.82
Discontinued operations, Basic (dollars per share)	(5.16)	1.65	1.21
Total, Basic (dollars per share)	(3.05)	(4.72)	5.03
Net (loss) income attributable to CB&I per share (Diluted):
Continuing operations, Diluted (dollars per share)	2.10	(6.37)	3.79
Discontinued operations, Diluted (dollars per share)	(5.12)	1.65	1.19
Total, Diluted (dollars per share)	$ (3.02)	$ (4.72)	$ 4.98
Cash dividends on shares:
Amount	$ 28,733	$ 29,847	$ 30,246
Per share (in dollars per share)	$ 0.28	$ 0.28	$ 0.28